Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended					12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value	$ 7.31	$ 33.00						$ 14.30	$ 62.70
Common stock issued for services		$ 42,500						$ 42,500	$ 467,500
Number of shares authorized for issuance	4,545,455			4,545,455		4,545,455		4,545,455	4,545,455
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation costs	$ 100,000			$ 200,000				$ 200,000
Allocated share based compensation expense	$ 53,000	$ 76,000						$ 200,000	$ 700,000
Weighted-average period term	7 months 17 days							10 months 13 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for services,shares		568						568	6,250
Common stock issued for services
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for services,shares		568
Common stock issued for services		$ 40,000.00
2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual term	8 years 1 month 6 days							10 years
Number of options issued	2,273							34,018
Intrinsic value of options outstanding, value										$ 8,000	$ 1,400,000
Allocated share based compensation expense	$ 500,000							$ 900,000
Weighted-average period term	7 months 6 days							9 months 29 days
Fair value vested								$ 2,100,000	$ 3,500,000
2011 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual term	10 years
2011 Plan [Member] | Employee, Director and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares for issuance	209,091			209,091				209,091
2011 Plan [Member] | Employee, Director and Consultants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock percent	100.00%							100.00%
Percentage of outstanding stock owned by stockholders	110.00%							110.00%
2011 Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of vesting shares									35,955
Stock-based compensation costs						$ 1,200,000			$ 1,200,000
Term of stock options		10 years						10 years
Exercise price, lower range		$ 44.22						$ 44.22	$ 48.84
Exercise price, upper range		$ 49.72						$ 49.72	$ 168.08
2011 Plan [Member] | Employees [Member] | Nonqualified Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock options								10 years	10 years
Exercise price, lower range									$ 78.32
Exercise price, upper range								$ 18.48	$ 163.90
2011 Plan [Member] | Employees [Member] | Stock Option Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense	$ 300,000
2011 Plan [Member] | Employees [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued								31,818	26,818
2011 Plan [Member] | Employees [Member] | Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued								1,064
2011 Plan [Member] | Employees [Member] | Common Stock [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued		1,064
2011 Plan [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of vesting shares									4,167
Stock-based compensation costs						$ 100,000			$ 100,000
Term of stock options	10 years								10 years
Exercise price, lower range									$ 69.52
Exercise price, upper range	$ 9.94								$ 75.46
2011 Plan [Member] | Director [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued	2,273								15,341
2011 Plan [Member] | Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock options								10 years	10 years
Exercise price, upper range								$ 31.24	$ 84.04
2011 Plan [Member] | Consultant [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued									1,136
2011 Plan [Member] | Consultant [Member] | Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued								1,136
2011 Plan [Member] | Employees [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued									61,856
Term of stock options									10 years
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense		$ 500,000						$ 1,400,000	$ 4,400,000
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense	$ 100,000	300,000						700,000	2,600,000
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense	200,000	200,000						$ 700,000	$ 1,800,000
2011 Plan [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for services,shares								568	6,250
Common stock issued for services								$ 40,000.00	$ 500,000
2015 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense	$ 300	$ 1,200						$ 1,800	$ 10,300
Number of shares authorized for issuance	2,273			2,273				2,273
Stock Repurchased	1,218			1,218				1,218
Discount from market price, offering date	15.00%							15.00%
Fair value maturity				six-month	six-month	six-month	six-month
Fair value risk free interest rate				0.49%	0.05%	0.07%	0.10%
Fair value volatility rate				83.58%	72.99%	88.03%	122.84%
Fair value forfeitures percentage				0.00%	0.00%	0.00%	0.00%
Fair value dividend				$ 0	$ 0	$ 0	$ 0
2015 Employee Stock Purchase Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value maturity			six-month
Fair value risk free interest rate			2.91%
Fair value volatility rate			75.04%
Fair value forfeitures percentage			0.00%
Fair value dividend			$ 0
2015 Employee Stock Purchase Plan [Member] | Six Month Call on Unvested Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market value of unvested shares percentage	85.00%							85.00%
2015 Employee Stock Purchase Plan [Member] | Six Month Put on Unvested Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market value of unvested shares percentage	15.00%							15.00%